Securities - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,572	$ 13,790	$ 13,704
Amortized cost	41,592	30,739	24,472
FVOCI Securities	74,476	$ 68,407	64,515
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,678		2,899
Designated at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	10,894		10,805
Allowance for credit losses on securities [member]
Disclosure of financial assets [line items]
Amortized cost	1		1
FVOCI Securities	$ 3		$ 2